Quarterly Results (Unaudited) - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended							12 Months Ended
	Jan. 31, 2017	Oct. 31, 2016	Jul. 31, 2016	Apr. 30, 2016	Jan. 31, 2016	Oct. 31, 2015	Jul. 31, 2015	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015
Quarterly Financial Information [Line Items]
Restructuring costs					$ 2,900	$ 2,100	$ 10,600	$ 16,924	$ 9,189	$ 2,644
Energy Services [Member]
Quarterly Financial Information [Line Items]
Impairment of long-lived assets							$ 4,600
Water Resources Business Performance Initiative [Member]
Quarterly Financial Information [Line Items]
Restructuring costs	$ 14,100	$ 1,700	$ 1,000	$ 100				$ 3,200